CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.9%
Anterix Inc.	181,836	$8,089,884	*

Media - 2.6%
Advantage Solutions Inc.	277,600	1,232,544	*
Gray Television Inc.	833,548	15,478,986
Integral Ad Science Holding Corp.	838,000	7,935,860	*

Total Media		24,647,390

TOTAL COMMUNICATION SERVICES		32,737,274

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.3%
Visteon Corp.	92,598	11,813,653	*

Diversified Consumer Services - 1.0%
Stride Inc.	217,362	9,711,734	*

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands Inc.	552,149	11,258,318
Everi Holdings Inc.	490,115	9,415,109	*

Total Hotels, Restaurants & Leisure		20,673,427

Household Durables - 2.2%
Century Communities Inc.	391,257	20,020,621

Leisure Products - 1.2%
Vista Outdoor Inc.	365,099	10,989,480	*

Specialty Retail - 4.7%
Group 1 Automotive Inc.	56,900	10,066,748
Murphy USA Inc.	62,125	17,665,865
Petco Health & Wellness Co. Inc.	546,290	7,604,357	*
Urban Outfitters Inc.	382,510	7,833,805	*

Total Specialty Retail		43,170,775

TOTAL CONSUMER DISCRETIONARY		116,379,690

CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Sovos Brands Inc.	459,979	6,513,303	*
Utz Brands Inc.	573,442	9,645,294

TOTAL CONSUMER STAPLES		16,158,597

ENERGY - 5.8%
Energy Equipment & Services - 1.2%
Helmerich & Payne Inc.	234,111	10,839,339

Oil, Gas & Consumable Fuels - 4.6%
CNX Resources Corp.	529,022	9,136,210	*
HF Sinclair Corp.	224,400	10,730,808

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnolia Oil & Gas Corp., Class A Shares	553,700	$13,360,781
Matador Resources Co.	159,000	9,187,020

Total Oil, Gas & Consumable Fuels		42,414,819

TOTAL ENERGY		53,254,158

FINANCIALS - 19.9%
Banks - 8.6%
Bank OZK	332,087	13,316,689
Cadence Bank	462,356	12,067,491
National Bank Holdings Corp., Class A Shares	187,700	7,812,074
Veritex Holdings Inc.	302,100	9,346,974
Washington Federal Inc.	392,974	13,412,203
WesBanco Inc.	343,502	11,720,288
Wintrust Financial Corp.	139,621	12,012,991

Total Banks		79,688,710

Capital Markets - 2.4%
ACIES Acquisition Corp.	1,120,800	4,505,616	*(a)
Conx Corp.	679,422	6,756,852	*
Conyers Park II Acquisition Corp.	1,279,975	5,683,089	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	5,379,946	*(a)

Total Capital Markets		22,325,503

Consumer Finance - 3.2%
Encore Capital Group Inc.	158,146	11,454,515	*
OneMain Holdings Inc.	164,400	6,115,680
Oportun Financial Corp.	465,173	4,270,288	*
PROG Holdings Inc.	434,510	8,003,674	*

Total Consumer Finance		29,844,157

Insurance - 2.1%
Assured Guaranty Ltd.	185,636	10,839,286
BRP Group Inc., Class A Shares	315,012	8,684,881	*

Total Insurance		19,524,167

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Redwood Trust Inc.	913,500	7,910,910

Thrifts & Mortgage Finance - 2.7%
NMI Holdings Inc., Class A Shares	610,591	11,564,593	*
WSFS Financial Corp.	267,200	12,750,784

Total Thrifts & Mortgage Finance		24,315,377

TOTAL FINANCIALS		183,608,824

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
HEALTH CARE - 10.4%
Biotechnology - 0.8%
Amarin Corp. PLC, ADR	3,070,659	$4,083,977	*
Ultragenyx Pharmaceutical Inc.	63,500	3,383,280	*

Total Biotechnology		7,467,257

Health Care Equipment & Supplies - 2.9%
Lantheus Holdings Inc.	166,628	12,783,700	*
Novocure Ltd.	50,500	3,433,495	*
Omnicell Inc.	84,807	9,338,947	*
Quotient Ltd.	2,702,116	702,550	*

Total Health Care Equipment & Supplies		26,258,692

Health Care Providers & Services - 4.1%
Acadia Healthcare Co. Inc.	121,644	10,085,504	*
CareMax Inc.	181,000	1,294,150	*
HealthEquity Inc.	220,215	12,809,907	*
R1 RCM Inc.	550,489	13,762,225	*

Total Health Care Providers & Services		37,951,786

Health Care Technology - 0.6%
Health Catalyst Inc.	317,273	5,311,150	*

Life Sciences Tools & Services - 1.0%
Syneos Health Inc.	120,623	9,546,104	*

Pharmaceuticals - 1.0%
Cara Therapeutics Inc.	241,500	2,110,710	*
Intra-Cellular Therapies Inc.	133,845	7,243,691	*

Total Pharmaceuticals		9,354,401

TOTAL HEALTH CARE		95,889,390

INDUSTRIALS - 14.5%
Construction & Engineering - 1.4%
Primoris Services Corp.	572,374	13,370,657

Electrical Equipment - 1.0%
EnerSys	133,677	8,810,651

Machinery - 2.9%
Altra Industrial Motion Corp.	341,800	14,263,314
Hillman Solutions Corp.	1,257,593	13,016,088	*

Total Machinery		27,279,402

Professional Services - 3.0%
ICF International Inc.	89,854	8,477,725
Korn Ferry	155,040	10,156,670
Sterling Check Corp.	478,450	9,401,543	*

Total Professional Services		28,035,938

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
Road & Rail - 1.1%
Marten Transport Ltd.	465,742	$10,041,397

Trading Companies & Distributors - 5.1%
GATX Corp.	111,342	11,162,036
Nesco Holdings Inc.	1,407,338	8,711,422	*(a)
Rush Enterprises Inc., Class A Shares	218,231	10,516,552
Textainer Group Holdings Ltd.	489,517	16,628,892

Total Trading Companies & Distributors		47,018,902

TOTAL INDUSTRIALS		134,556,947

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.1%
Extreme Networks Inc.	758,200	9,917,256	*

Electronic Equipment, Instruments & Components - 3.0%
Advanced Energy Industries Inc.	115,204	10,309,606
Itron Inc.	188,300	10,996,720	*
nLight Inc.	493,133	6,045,811	*

Total Electronic Equipment, Instruments & Components		27,352,137

IT Services - 1.8%
Euronet Worldwide Inc.	80,000	7,861,600	*
Thoughtworks Holding Inc.	575,326	9,009,605	*

Total IT Services		16,871,205

Semiconductors & Semiconductor Equipment - 3.7%
Photronics Inc.	309,800	7,376,338	*
Semtech Corp.	207,809	12,952,735	*
SMART Global Holdings Inc.	732,350	14,368,707	*

Total Semiconductors & Semiconductor Equipment		34,697,780

Software - 4.1%
CommVault Systems Inc.	231,038	12,958,921	*
NCR Corp.	370,288	12,015,846	*
Rapid7 Inc.	109,022	6,974,137	*
WalkMe Ltd.	600,385	5,643,619	*

Total Software		37,592,523

TOTAL INFORMATION TECHNOLOGY		126,430,901

MATERIALS - 5.3%
Chemicals - 2.5%
Avient Corp.	181,644	7,837,938
Olin Corp.	289,458	15,129,970

Total Chemicals		22,967,908

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
Metals & Mining - 2.8%
Commercial Metals Co.	300,750	$11,915,715
Constellium SE	493,630	7,221,807	*
MP Materials Corp.	211,775	7,109,287	*

Total Metals & Mining		26,246,809

TOTAL MATERIALS		49,214,717

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Corporate Office Properties Trust	413,200	11,631,580
Kite Realty Group Trust	659,226	13,112,005
LXP Industrial Trust	762,169	8,360,994
Physicians Realty Trust	638,396	11,344,297
RLJ Lodging Trust	847,523	10,585,562

TOTAL REAL ESTATE		55,034,438

UTILITIES - 4.1%
Electric Utilities - 1.1%
Portland General Electric Co.	201,473	10,343,624

Independent Power and Renewable Electricity Producers - 1.6%
Sunnova Energy International Inc.	565,100	14,703,902	*

Multi-Utilities - 1.4%
Black Hills Corp.	172,492	13,316,382

TOTAL UTILITIES		38,363,908

TOTAL COMMON STOCKS (Cost - $764,884,698)		901,628,844

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
East Resources Acquisition Co., Class A Shares (Cost - $63,125)	7/1/27	315,626	50,500	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $764,947,823)			901,679,344

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	19,331,857	$19,331,857
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	4,832,964	4,832,964	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,164,821)			24,164,821

TOTAL INVESTMENTS - 100.1% (Cost - $789,112,644)			925,844,165
Liabilities in Excess of Other Assets - (0.1)%			(796,065)

TOTAL NET ASSETS - 100.0%			$925,048,100

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $4,832,964 and the cost was $4,832,964 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$161,283,321	$22,325,503	—	$183,608,824
Industrials	125,845,525	8,711,422	—	134,556,947
Other Common Stocks	583,463,073	—	—	583,463,073
Warrants	50,500	—	—	50,500
Total Long-Term Investments	870,642,419	31,036,925	—	901,679,344

Short-Term Investments†	24,164,821	—	—	24,164,821

Total Investments	$894,807,240	$31,036,925	—	$925,844,165

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,211,905	$37,046,910	37,046,910	$39,425,851	39,425,851	—	$9,526	—	$4,832,964

9